Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Suppliers A [Member]
Concentration Risk [Line Items]
Purchase		$ 1,035,654
Concentration risk, percentage		24.00%
Suppliers B [Member]
Concentration Risk [Line Items]
Purchase	$ 593,100	$ 2,631,780
Concentration risk, percentage	14.00%	61.00%
Suppliers C [Member]
Concentration Risk [Line Items]
Purchase	$ 746,589
Concentration risk, percentage	17.00%
Suppliers D [Member]
Concentration Risk [Line Items]
Purchase	$ 621,387
Concentration risk, percentage	15.00%
Suppliers E [Member]
Concentration Risk [Line Items]
Purchase	$ 619,532
Concentration risk, percentage	14.00%